Marketable Securities (Details Narrative) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Marketable securities	$ 104	$ 719	$ 787